UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended:   March 31, 2005

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Talon Capital, LLC
Address:  1001 Farmington Avenue, Suite 200
          West Hartford, CT  06107

Form 13F File Number:  028-11151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      H. Mark Lunenburg
Title:     Managing Member
Phone:     (860) 920-1000

Signature, Place, and Date of Signing:

/s/ H. Mark Lunenburg	West Hartford, CT	May 10, 2005
     [Signature]	 [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     $120,845 (in thousands)

List of Other Included Managers:

13F No.         Name
028-11150       H. Mark Lunenburg

* Mr. Lunenburg is the Investment Manager of a single investment advisory firm, Talon Capital, LLC, which has investment discretion over the investment portfolios reported herein.

                               Title Of             Value   SH/Prn  SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                  Class     CUSIP    x$1,000    Amt   Prn CALL Discretion Managers  Sole  Shared  None
AES CORP                       Common   00130H105    1,229   75,000            OTHER      (1)                   75,000
AGL RESOURCES INC              Common   001204106    3,493  100,000            OTHER      (1)                  100,000
ALLIANT ENERGY                 Common   018802108    3,931  146,800            OTHER      (1)                  146,800
AMERADA HESS CORP              Common   023551104      481    5,000            OTHER      (1)     5,000
AMEREN CORPORATION             Common   023608102    4,975  101,500            OTHER      (1)                  101,500
AMERICAN ELECTRIC POWER CO INC Common   025537101    5,245  154,000            OTHER      (1)                  154,000
ATMOS ENERGY CORP              Common   049560105      702   26,000            OTHER      (1)                   26,000
CIGNA CORP                     Common   125509109      357    4,000            OTHER      (1)     4,000
CLECO CORP                     Common   12561W105    4,026  189,000            OTHER      (1)                  189,000
COMCAST CORP-CL A              Common   20030N101      169    5,000            OTHER      (1)     5,000
COMVERSE TECH INC NEW          Common   205862402      126    5,000            OTHER      (1)     5,000
CONOCOPHILLIPS                 Common   20825C104      431    4,000            OTHER      (1)     4,000
CONSTELLATION ENERGY GROUP     Common   210371100    3,878   75,000            OTHER      (1)                   75,000
DANIELSON HLDG CORP            Common   236274106    1,294   75,000            OTHER      (1)                   75,000
DIAMOND OFFSHORE DRILLING INC  Common   25271C102      374    7,500            OTHER      (1)     7,500
DUKE ENERGY CORP               Common   264399106    6,582  235,000            OTHER      (1)                  235,000
EDISON INTERNATIONAL           Common   281020107    6,909  199,000            OTHER      (1)                  199,000
EL PASO ELECTRIC CO NEW        Common   283677854    3,965  208,700            OTHER      (1)                  208,700
EMPIRE DISTRICT ELECTRIC CO    Common   291641108    1,279   55,000            OTHER      (1)                   55,000
ENSCO INTERNATIONAL INC        Common   26874Q100       94    2,500            OTHER      (1)     2,500
EQUITABLE RESOURCES INC        Common   294549100    4,027   70,100            OTHER      (1)                   70,100
ESSEX CORP                     Common   296744105       82    5,000            OTHER      (1)                    5,000
GLOBAL INDUSTRIES LTD          Common   379336100      823   87,500            OTHER      (1)    87,500
GLOBAL SANTA FE CORP           Common   G3930E101      370   10,000            OTHER      (1)    10,000
HEALTH NET INC                 Common   42222G108      278    8,500            OTHER      (1)     8,500
INTERNATIONAL RECTIFIER CORP   Common   460254105      114    2,500            OTHER      (1)     2,500
LACLEDE GROUP INC.             Common   505597104      672   23,000            OTHER      (1)                   23,000
MACROMEDIA INC                 Common   556100105      586   17,500            OTHER      (1)    17,500
MDU RESOURCES GROUP INC        Common   552690109    2,072   75,000            OTHER      (1)                   75,000
NATIONAL FUEL GAS CO           Common   636180101      715   25,000            OTHER      (1)                   25,000
NEWMONT MINING CORP            Common   651639106      465   11,000            OTHER      (1)    11,000
NORTHWESTERN CORP              Common   668074305      659   25,000            OTHER      (1)                   25,000
NRG ENERGY INC                 Common   629377508    3,183   93,200            OTHER      (1)                   93,200
NSTAR                          Common   67019E107    1,358   25,000            OTHER      (1)                   25,000
OGE ENERGY CORP                Common   670837103    3,355  124,500            OTHER      (1)                  124,500
ONEOK INC                      Common   682680103    1,618   52,500            OTHER      (1)                   52,500
PG&E CORP                      Common   69331C108    6,019  176,500            OTHER      (1)                  176,500
PPL CORPORATION                Common   69351T106    3,979   73,700            OTHER      (1)                   73,700
PUBLIC SERVICE ENTERPRISE      Common   744573106    7,250  133,300            OTHER      (1)                  133,300
QUESTAR CORP                   Common   748356102    1,985   33,500            OTHER      (1)                   33,500
S & P DEPOSIT REC              Common   78462F103    1,180   10,000            OTHER      (1)    10,000
SCANA CORP                     Common   80589M102    2,633   68,900            OTHER      (1)                   68,900
SEMPRA ENERGY                  Common   816851109    6,115  153,500            OTHER      (1)                  153,500
SOUTHERN UNION CO NEW          Common   844030106    3,641  145,000            OTHER      (1)                  145,000
SOUTHWEST GAS CORP             Common   844895102    1,235   51,100            OTHER      (1)                   51,100
TODCO                          Common   88889T107      323   12,500            OTHER      (1)    12,500
TRANSOCEAN SEDCO FOREX INC     Common   G90078109      257    5,000            OTHER      (1)     5,000
TXU CORP                       Common   873168108    1,593   20,000            OTHER      (1)    20,000
TXU CORP                       Common   873168108   11,546  145,000            OTHER      (1)                  145,000
UNION PACIFIC CORP             Common   907818108      174    2,500            OTHER      (1)     2,500
VINTAGE PETROLEUM INC          Common   927460105      472   15,000            OTHER      (1)                   15,000
WISCONSIN ENERGY CORP          Common   976657106    2,528   71,200            OTHER      (1)                   71,200
                                                   120,845